PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

Major classifications of premises and equipment are summarized as follows:

	2019	2018
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,165
Furniture, fixtures, and equipment	1,218	1,217

	3,629	3,628
Less accumulated depreciation	3,283	3,236

Total	$346	$392